S000054634 [Member] Expense Example, No Redemption - NexPoint Merger Arbitrage Fund - Class C	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 293
Expense Example, No Redemption, 3 Years	938
Expense Example, No Redemption, 5 Years	1,608
Expense Example, No Redemption, 10 Years	$ 3,397